Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		$ 25.4	$ 23.7
Equity investments [member] | Interest rate risk [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		(0.1)
Equity investments [member] | Interest rate risk [member] | BNP Paribas [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		(0.1)
Equity investments [member] | Interest rate risk [member] | Bradesco [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		(1.1)
Other derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		0.6	1.2
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	R$ 9.4	2.9
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Citibank [Member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		0.8	3.5
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | BofaMLynch [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		0.3	1.0
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		1.4	0.5
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | BNP Paribas [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		1.3
Export financing [member] | Interest swap [member] | Interest rate risk [member] | BofaMLynch [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		4.5	4.9
Export financing [member] | Interest swap [member] | Interest rate risk [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability		5.0	3.9
Export financing [member] | Interest swap [member] | Interest rate risk [member] | Bradesco [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		3.7	3.5
Export financing [member] | Interest swap [member] | Interest rate risk [member] | Votorantim [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability			(0.1)
Export financing [member] | Swap contract [member] | Currency risk [member] | BNP Paribas [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		0.1
Export financing [member] | Swap contract [member] | Currency risk [member] | Natixis [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		(0.3)
Export financing [member] | Swap contract [member] | Currency risk [member] | Santander Totta [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2017
Derivative financial instrument assets and liability			(0.4)
Export financing [member] | Swap contract [member] | Exchange and currency risk rate [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2018
Derivative financial instrument assets and liability		(0.1)	(0.3)
Export financing [member] | Swap contract [member] | Exchange and currency risk rate [member] | ItauBBA [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027
Derivative financial instrument assets and liability		0.5
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | BofaMLynch [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023
Derivative financial instrument assets and liability		0.7	0.3
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023
Derivative financial instrument assets and liability		2.7	1.7
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Bradesco [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability		0.7	0.6
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Votorantim [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability		0.5	0.1
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | ItauBBA [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023
Derivative financial instrument assets and liability		0.3	0.1
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | HSBC [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability		0.4	0.1
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Societe Generale [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability		0.2
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Safra [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability		0.2	0.1
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Morgan Stanley S And A [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023
Derivative financial instrument assets and liability		3.0	2.6
Recourse and non recourse debt [member] | Zero cost collar [member] | Interest rate risk [member] | Natixis [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability		1.0	1.9
Acquisition of property plant and equipment [member] | Interest swap [member] | Interest rate risk [member] | Compass bank [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024
Derivative financial instrument assets and liability		(0.2)	(0.3)
Hedged item [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		$ 24.8	$ 22.5